CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 2,329	$ 3,960
Short-term bank deposits	1,075	1,150
Cash and cash equivalents	$ 3,404	$ 5,110	$ 2,469	$ 5,544